Note 4 - Unproved Mineral Properties	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Unproved Mineral Properties [Abstract]
Unproved Mineral Properties [Text Block]

NOTE 3 – UNPROVED MINERAL PROPERTIES

At April 30, 2013, the Company has three active projects, which it is currently exploring and evaluating: the Farellon, Perth, and Mateo. These properties consist of both mining and exploration claims.

Mineral Claims	Balance, January 31, 2013	Additions / Payments	Property Taxes Paid / Accrued	Impairment(4)	Balance, April 30, 2013
Farellon Project
Farellon Alto 1-8(1)	$580,234	$-	$4,710	$(4,838)	$580,106
Cecil	54,076	-	1,938	(8,032)	47,982
	634,310	-	6,648	(12,870)	628,088
Perth Project
Perth(3)	75,346	(37,500)	21,153	-	58,999

Mateo Project
Margarita	19,099	-	476	-	19,575
Che (2)	25,079	-	646	-	25,725
Irene	48,142	-	510	-	48,652
Mateo	50,635	-	16,758	-	67,393
	142,955	-	18,390	-	161,345

Generative Claims	-	6,000	-	(6,000)	-

Total Costs	$852,611	$(31,500)	$46,191	$(18,870)	$848,432

(1) The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.

(2) The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

(3) See Perth Project discussion below.

(4) See abandoned claims below.

Perth Project

On April 30, 2013, the Company granted Geoactiva SpA (“Geoactiva”) an option to purchase 100% of the Perth Property through the execution of a mining option purchase agreement (the “Option Agreement”).

To maintain the option and acquire the property, Geoactiva agreed to pay the Company $1,000,000, of which $37,500 was paid on April 30, 2013, and incur exploration expenses over 48 months as set out in the following table

Date	Option Payments	Exploration Expenditures
April 30, 2013 (paid)	$37,500	$-
October 30, 2013	37,500	-
April 30, 2014	50,000	500,000
October 30, 2014	50,000	-
April 30, 2015	100,000	1,000,000
October 30, 2015	100,000	-
April 30, 2016	125,000	1,000,000
October 30, 2016	250,000	-
April 30, 2017	250,000	1,000,000
Total	$1,000,000	$3,500,000

Upon exercise of the Option Agreement and once the commercial production begins, Geoactiva will pay the Company Net Smelter Royalty (“NSR”) of 1.5% from the sale of gold, copper, and cobalt extracted from the Perth property. At any time after the exercise of the Option Agreement and Geoactiva’s fulfilment of the investment commitment of $3,500,000 in exploration expenditures, Geoactiva may purchase 100% of the NSR as follows:

Gold: paying $5 per inferred ounce of gold, according to the definition of Inferred Mineral Resource in the CIM Definition Standards on Mineral Resources and Mineral Reserves.

Copper: $0.005 per inferred ounce of copper, according to the definition of Inferred Mineral Resource in the CIM Definition Standards on Mineral Resources and Mineral Reserves.

Cobalt: If Geoactiva acquires the NSR with respect to gold, copper, or both, the NSR relating to cobalt will be terminated.

Abandoned claims

During the three months ended April 30, 2013, the Company wrote off $6,000 in payments for generative claims that it decided not to pursue. The Company also removed its liability on property taxes that were accrued on the Farellon 4 through 9, the Cecil 1-40 and the Burghley claims that it abandoned. The total property taxes accrued on these claims amounted to $12,870.

During the year ended January 31, 2013, the Company abandoned the Veta Negra property and wrote off $81,233 in mineral property costs.

The project consisted of the Veta Negra, Exon and Pibe mining claims as well as several exploration claims. Together, the Veta Negra and Exon claims were subject to semi-annual option payments totaling $107,500 and a 1.5% royalty on the net sales of minerals extracted to a total of $500,000. The Pibe claim was subject to semi-annual option payments totaling $500,000 and a 1.5% royalty on the net sales of minerals extracted to a total of $1,000,000.

In addition, the Company abandoned several generative mineral claims with a paid cost of $1,926 as it decided not to pursue exploration of the claims.

NOTE 4 – UNPROVED MINERAL PROPERTIES

At January 31, 2013, the Company has three active projects, which it is currently exploring and evaluating: the Farellon, Perth, and Mateo. These properties consist of both mining and exploration claims. During the year ended January 31, 2013, the Company decided not to proceed with its Veta Negra Project and other generative claims and wrote off all acquisition costs associated with these properties.

Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611

(1) The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.

(2) The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

(3) See abandoned claims below.

Abandoned claims

During the year ended January 31, 2013, the Company abandoned the Veta Negra property and wrote off $81,233 in mineral property costs.

The project consisted of Veta Negra, Exon and Pibe mining claims as well as several exploration claims. Veta Negra and Exon claims were a subject to semi-annual option payments totaling $107,500 and a 1.5% royalty on the net sales of minerals extracted to a total of $500,000. Pibe claim was a subject to semi-annual option payments totaling $500,000 and a 1.5% royalty on the net sales of minerals extracted to a total of $1,000,000.

In addition, the Company abandoned several generative mineral claims with a paid cost of $1,926 as it decided not to pursue exploration of the claims.